Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Treasury Securities Cash Management
Entity Central Index Key	0000843781
Document Period End Date	Jul. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIRXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVRXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Administrative Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DARXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Participant Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DPRXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wealth Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Wealth Shares
Trading Symbol	DTJXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Service Shares
Trading Symbol	DTHXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.18%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.18%	[1],[2]
Net Assets	$ 52,146,000,000
Holdings Count	52
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$52,146	52

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.42%	[3],[4]
Net Assets	$ 52,146,000,000
Holdings Count	52
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$52,146	52

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 14	[5]
Expense Ratio, Percent	0.28%	[5],[6]
Net Assets	$ 52,146,000,000
Holdings Count	52
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$52,146	52

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 29	[7]
Expense Ratio, Percent	0.57%	[7],[8]
Net Assets	$ 52,146,000,000
Holdings Count	52
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$52,146	52

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.44%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 22	[9]
Expense Ratio, Percent	0.44%	[9],[10]
Net Assets	$ 52,146,000,000
Holdings Count	52
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$52,146	52

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.97%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 49	[11]
Expense Ratio, Percent	0.97%	[11],[12]
Net Assets	$ 52,146,000,000
Holdings Count	52
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$52,146	52

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized
[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized
[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized